ACQUISITION OF BUSINESSES - Modulaire Investments 2 SARL (“Modulaire”) (Details) - Modulaire Investments 2 S.à r.l. - Infrastructure services - USD ($) $ in Millions	Dec. 15, 2021	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.00%	28.00%
Consideration transferred	$ 581
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 1,700
Identifiable intangible assets recognised as of acquisition date	1,900
Acquisition-related costs	$ 23
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 4,800
Equity from the partnership	1,600
Debt raised incurred	3,200
Non-cash consideration	19
Non-controlling interest in acquiree recognised at acquisition date	$ 1,000